Quarterly Report
September 30, 2025
Elfun Diversified Fund

Elfun Diversified Fund
Quarterly Report
September 30, 2025

Page
Schedule of Investments	1
Notes to Schedule of Investments	28

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 44.0% †
Common Stock - 44.0%
Advertising - 0.0%*
Interpublic Group of Cos., Inc.	581	$16,216
Omnicom Group, Inc.	286	23,317
Trade Desk, Inc., Class A (a)	691	33,866
		73,399
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	119	85,399
Boeing Co. (a)	1,118	241,298
General Dynamics Corp.	378	128,898
General Electric Co.	1,581	475,596
Howmet Aerospace, Inc.	594	116,561
Huntington Ingalls Industries, Inc.	61	17,562
L3Harris Technologies, Inc.	275	83,988
Lockheed Martin Corp.	303	151,261
Northrop Grumman Corp.	203	123,692
RTX Corp.	1,981	331,481
Textron, Inc.	264	22,305
TransDigm Group, Inc.	84	110,714
		1,888,755
Agricultural & Farm Machinery - 0.1%
Deere & Co.	372	170,101
Agricultural Products & Services - 0.0%*
Archer-Daniels-Midland Co.	740	44,208
Bunge Global SA	210	17,062
		61,270
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	185	24,494
Expeditors International of Washington, Inc.	200	24,518
FedEx Corp.	319	75,223
United Parcel Service, Inc., Class B	1,082	90,380
		214,615
Apparel Retail - 0.2%
Ross Stores, Inc.	480	73,147
TJX Cos., Inc.	1,650	238,491
		311,638
Apparel, Accessories & Luxury Goods - 0.0%*
Lululemon Athletica, Inc. (a)	160	28,469
Ralph Lauren Corp.	62	19,441
Tapestry, Inc.	302	34,192
		82,102
Application Software - 1.3%
Adobe, Inc. (a)	627	221,174
AppLovin Corp., Class A (a)	401	288,135
Autodesk, Inc. (a)	318	101,019
Cadence Design Systems, Inc. (a)	410	144,017
Datadog, Inc., Class A (a)	491	69,918
Fair Isaac Corp. (a)	37	55,372
Intuit, Inc.	413	282,042
Palantir Technologies, Inc., Class A (a)	3,371	614,938
PTC, Inc. (a)	174	35,325
Roper Technologies, Inc.	158	78,793
Salesforce, Inc.	1,421	336,777
	Number of Shares	Fair Value
Synopsys, Inc. (a)	278	$137,162
Tyler Technologies, Inc. (a)	66	34,529
Workday, Inc., Class A (a)	317	76,311
		2,475,512
Asset Management & Custody Banks - 0.5%
Ameriprise Financial, Inc.	138	67,793
Bank of New York Mellon Corp.	1,065	116,042
Blackrock, Inc.	213	248,330
Blackstone, Inc.	1,101	188,106
Franklin Resources, Inc.	461	10,663
Invesco Ltd.	703	16,127
KKR & Co., Inc.	1,014	131,769
Northern Trust Corp.	283	38,092
State Street Corp. (b)	439	50,928
T. Rowe Price Group, Inc.	320	32,845
		900,695
Automobile Manufacturers - 1.1%
Ford Motor Co.	5,730	68,531
General Motors Co.	1,399	85,297
Tesla, Inc. (a)	4,163	1,851,369
		2,005,197
Automotive Retail - 0.1%
AutoZone, Inc. (a)	25	107,256
CarMax, Inc. (a)	204	9,153
O'Reilly Automotive, Inc. (a)	1,276	137,566
		253,975
Biotechnology - 0.7%
AbbVie, Inc.	2,618	606,172
Amgen, Inc.	796	224,631
Biogen, Inc. (a)	213	29,837
Gilead Sciences, Inc.	1,832	203,352
Incyte Corp. (a)	236	20,015
Moderna, Inc. (a)	449	11,598
Regeneron Pharmaceuticals, Inc.	154	86,589
Vertex Pharmaceuticals, Inc. (a)	386	151,173
		1,333,367
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	223	10,091
Broadcasting - 0.0%*
Fox Corp., Class A	334	21,062
Fox Corp., Class B	176	10,083
Paramount Skydance Corp., Class B	512	9,687
		40,832
Broadline Retail - 1.7%
Amazon.com, Inc. (a)	14,419	3,165,980
eBay, Inc.	669	60,845
		3,226,825
Building Products - 0.2%
A.O. Smith Corp.	183	13,434
Allegion PLC	134	23,765
Builders FirstSource, Inc. (a)	172	20,855
Carrier Global Corp.	1,223	73,013
Johnson Controls International PLC	963	105,882

See Notes to Schedule of Investments.
Elfun Diversified Fund	1

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Lennox International, Inc.	49	$25,938
Masco Corp.	328	23,088
Trane Technologies PLC	333	140,513
		426,488
Cable & Satellite - 0.1%
Charter Communications, Inc., Class A (a)	138	37,965
Comcast Corp., Class A	5,424	170,422
		208,387
Cargo Ground Transportation - 0.0%*
JB Hunt Transport Services, Inc.	123	16,503
Old Dominion Freight Line, Inc.	287	40,404
		56,907
Casinos & Gaming - 0.0%*
Las Vegas Sands Corp.	399	21,462
MGM Resorts International (a)	328	11,369
Wynn Resorts Ltd.	118	15,136
		47,967
Commodity Chemicals - 0.0%*
Dow, Inc.	1,028	23,572
LyondellBasell Industries NV, Class A	401	19,665
		43,237
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	1,524	222,062
Cisco Systems, Inc.	5,895	403,336
F5, Inc. (a)	89	28,764
Motorola Solutions, Inc.	245	112,036
		766,198
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	282	21,325
Construction & Engineering - 0.1%
EMCOR Group, Inc.	62	40,271
Quanta Services, Inc.	219	90,758
		131,029
Construction Machinery & Heavy Transportation Equipment - 0.3%
Caterpillar, Inc.	694	331,142
Cummins, Inc.	203	85,741
PACCAR, Inc.	771	75,805
Westinghouse Air Brake Technologies Corp.	263	52,724
		545,412
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	91	57,355
Vulcan Materials Co.	203	62,447
		119,802
Consumer Electronics - 0.0%*
Garmin Ltd.	237	58,354
Consumer Finance - 0.3%
American Express Co.	805	267,389
Capital One Financial Corp.	945	200,888
Synchrony Financial	541	38,438
		506,715
	Number of Shares	Fair Value
Consumer Staples Merchandise Retail - 0.7%
Costco Wholesale Corp.	657	$608,139
Dollar General Corp.	319	32,969
Dollar Tree, Inc. (a)	305	28,783
Target Corp.	697	62,521
Walmart, Inc.	6,506	670,508
		1,402,920
Copper - 0.0%*
Freeport-McMoRan, Inc.	2,112	82,833
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	485	83,847
Equinix, Inc.	144	112,786
		196,633
Data Processing & Outsourced Services - 0.0%*
Broadridge Financial Solutions, Inc.	181	43,109
Distillers & Vintners - 0.0%*
Brown-Forman Corp., Class B	243	6,580
Constellation Brands, Inc., Class A	189	25,453
		32,033
Distributors - 0.0%*
Genuine Parts Co.	215	29,799
LKQ Corp.	333	10,170
Pool Corp.	39	12,093
		52,062
Diversified Banks - 1.5%
Bank of America Corp.	10,098	520,956
Citigroup, Inc.	2,730	277,095
Fifth Third Bancorp	1,028	45,797
JPMorgan Chase & Co.	4,079	1,286,639
KeyCorp	1,338	25,007
PNC Financial Services Group, Inc.	589	118,348
U.S. Bancorp	2,320	112,126
Wells Fargo & Co.	4,768	399,654
		2,785,622
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	692	92,223
Diversified Support Services - 0.1%
Cintas Corp.	510	104,683
Copart, Inc. (a)	1,350	60,709
		165,392
Electric Utilities - 0.7%
Alliant Energy Corp.	398	26,829
American Electric Power Co., Inc.	786	88,425
Constellation Energy Corp.	468	154,005
Duke Energy Corp.	1,160	143,550
Edison International	560	30,957
Entergy Corp.	686	63,928
Evergy, Inc.	336	25,543
Eversource Energy	534	37,989
Exelon Corp.	1,480	66,615
FirstEnergy Corp.	748	34,273
NextEra Energy, Inc.	3,045	229,867
NRG Energy, Inc.	282	45,670

See Notes to Schedule of Investments.
2	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
PG&E Corp.	3,381	$50,985
Pinnacle West Capital Corp.	176	15,780
PPL Corp.	1,139	42,325
Southern Co.	1,648	156,181
Xcel Energy, Inc.	886	71,456
		1,284,378
Electrical Components & Equipment - 0.3%
AMETEK, Inc.	338	63,544
Eaton Corp. PLC	576	215,568
Emerson Electric Co.	829	108,748
Generac Holdings, Inc. (a)	92	15,401
Hubbell, Inc.	82	35,285
Rockwell Automation, Inc.	173	60,469
		499,015
Electronic Components - 0.2%
Amphenol Corp., Class A	1,823	225,596
Corning, Inc.	1,182	96,960
		322,556
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	266	46,529
Teledyne Technologies, Inc. (a)	68	39,851
Trimble, Inc. (a)	348	28,414
Zebra Technologies Corp., Class A (a)	79	23,475
		138,269
Electronic Manufacturing Services - 0.0%*
Jabil, Inc.	156	33,879
Environmental & Facilities Services - 0.1%
Republic Services, Inc.	298	68,385
Rollins, Inc.	436	25,611
Veralto Corp.	382	40,725
Waste Management, Inc.	545	120,352
		255,073
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	252	22,604
Corteva, Inc.	996	67,360
Mosaic Co.	466	16,161
		106,125
Financial Exchanges & Data - 0.5%
Cboe Global Markets, Inc.	161	39,485
CME Group, Inc.	538	145,362
Coinbase Global, Inc., Class A (a)	341	115,084
FactSet Research Systems, Inc.	55	15,757
Intercontinental Exchange, Inc.	857	144,387
Moody's Corp.	230	109,591
MSCI, Inc.	113	64,117
Nasdaq, Inc.	635	56,166
S&P Global, Inc.	462	224,860
		914,809
Food Distributors - 0.0%*
Sysco Corp.	698	57,473
Food Retail - 0.0%*
Kroger Co.	890	59,995
Footwear - 0.1%
Deckers Outdoor Corp. (a)	236	23,923
	Number of Shares	Fair Value
NIKE, Inc., Class B	1,757	$122,516
		146,439
Gas Utilities - 0.0%*
Atmos Energy Corp.	231	39,443
Gold - 0.1%
Newmont Corp.	1,620	136,582
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.	226	18,835
Healthpeak Properties, Inc.	1,019	19,514
Ventas, Inc.	695	48,643
Welltower, Inc.	984	175,289
		262,281
Healthcare Distributors - 0.2%
Cardinal Health, Inc.	367	57,604
Cencora, Inc.	291	90,946
Henry Schein, Inc. (a)	159	10,553
McKesson Corp.	183	141,375
		300,478
Healthcare Equipment - 0.9%
Abbott Laboratories	2,577	345,163
Baxter International, Inc.	800	18,216
Becton Dickinson & Co.	421	78,799
Boston Scientific Corp. (a)	2,191	213,907
Dexcom, Inc. (a)	604	40,643
Edwards Lifesciences Corp. (a)	900	69,993
GE HealthCare Technologies, Inc.	704	52,871
Hologic, Inc. (a)	346	23,352
IDEXX Laboratories, Inc. (a)	117	74,750
Insulet Corp. (a)	102	31,491
Intuitive Surgical, Inc. (a)	530	237,032
Medtronic PLC	1,893	180,289
ResMed, Inc.	225	61,589
STERIS PLC	143	35,384
Stryker Corp.	508	187,792
Zimmer Biomet Holdings, Inc.	288	28,368
		1,679,639
Healthcare Facilities - 0.1%
HCA Healthcare, Inc.	247	105,271
Universal Health Services, Inc., Class B	90	18,400
		123,671
Healthcare Services - 0.2%
Cigna Group	398	114,723
CVS Health Corp.	1,899	143,166
DaVita, Inc. (a)	54	7,175
Labcorp Holdings, Inc.	122	35,021
Quest Diagnostics, Inc.	163	31,065
		331,150
Healthcare Supplies - 0.0%*
Align Technology, Inc. (a)	90	11,270
Cooper Cos., Inc. (a)	292	20,019
Solventum Corp. (a)	217	15,841
		47,130

See Notes to Schedule of Investments.
Elfun Diversified Fund	3

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Heavy Electrical Equipment - 0.1%
GE Vernova, Inc.	403	$247,805
Home Building - 0.1%
DR Horton, Inc.	424	71,855
Lennar Corp., Class A	331	41,719
NVR, Inc. (a)	4	32,139
PulteGroup, Inc.	291	38,450
		184,163
Home Furnishing Retail - 0.0%*
Williams-Sonoma, Inc.	179	34,986
Home Furnishings - 0.0%*
Mohawk Industries, Inc. (a)	67	8,638
Home Improvement Retail - 0.4%
Home Depot, Inc.	1,475	597,655
Lowe's Cos., Inc.	829	208,336
		805,991
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts, Inc.	901	15,335
Hotels, Resorts & Cruise Lines - 0.4%
Airbnb, Inc., Class A (a)	630	76,494
Booking Holdings, Inc.	48	259,165
Carnival Corp. (a)	1,617	46,747
Expedia Group, Inc.	177	37,834
Hilton Worldwide Holdings, Inc.	356	92,361
Marriott International, Inc., Class A	331	86,206
Norwegian Cruise Line Holdings Ltd. (a)	699	17,216
Royal Caribbean Cruises Ltd.	376	121,666
		737,689
Household Products - 0.4%
Church & Dwight Co., Inc.	358	31,372
Clorox Co.	191	23,550
Colgate-Palmolive Co.	1,189	95,049
Kimberly-Clark Corp.	509	63,289
Procter & Gamble Co.	3,471	533,319
		746,579
Human Resource & Employment Services - 0.1%
Automatic Data Processing, Inc.	598	175,513
Dayforce, Inc. (a)	252	17,360
Paychex, Inc.	492	62,366
Paycom Software, Inc.	76	15,819
		271,058
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	1,118	14,713
Vistra Corp.	481	94,237
		108,950
Industrial Conglomerates - 0.2%
3M Co.	802	124,454
Honeywell International, Inc.	937	197,239
		321,693
Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	327	89,179
Linde PLC	694	329,650
		418,829
	Number of Shares	Fair Value
Industrial Machinery & Supplies & Components - 0.3%
Dover Corp.	199	$33,199
Fortive Corp.	527	25,818
IDEX Corp.	118	19,206
Illinois Tool Works, Inc.	390	101,696
Ingersoll Rand, Inc.	499	41,227
Nordson Corp.	84	19,064
Otis Worldwide Corp.	607	55,498
Parker-Hannifin Corp.	189	143,290
Pentair PLC	255	28,244
Snap-on, Inc.	81	28,069
Stanley Black & Decker, Inc.	242	17,988
Xylem, Inc.	374	55,165
		568,464
Industrial REITs - 0.1%
Prologis, Inc.	1,395	159,755
Insurance Brokers - 0.2%
Aon PLC, Class A	324	115,532
Arthur J Gallagher & Co.	381	118,011
Brown & Brown, Inc.	432	40,517
Marsh & McLennan Cos., Inc.	740	149,132
Willis Towers Watson PLC	142	49,054
		472,246
Integrated Oil & Gas - 0.6%
Chevron Corp.	2,851	442,732
Exxon Mobil Corp.	6,320	712,580
Occidental Petroleum Corp.	1,091	51,550
		1,206,862
Integrated Telecommunication Services - 0.3%
AT&T, Inc.	10,583	298,864
Verizon Communications, Inc.	6,238	274,160
		573,024
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	329	66,359
Take-Two Interactive Software, Inc. (a)	260	67,174
		133,533
Interactive Media & Services - 3.2%
Alphabet, Inc., Class A	8,630	2,097,953
Alphabet, Inc., Class C	6,928	1,687,314
Match Group, Inc.	333	11,762
Meta Platforms, Inc., Class A	3,223	2,366,907
		6,163,936
Internet Services & Infrastructure - 0.0%*
Akamai Technologies, Inc. (a)	229	17,349
GoDaddy, Inc., Class A (a)	207	28,324
VeriSign, Inc.	130	36,344
		82,017
Investment Banking & Brokerage - 0.6%
Charles Schwab Corp.	2,524	240,966
Goldman Sachs Group, Inc.	450	358,358
Interactive Brokers Group, Inc., Class A	664	45,690
Morgan Stanley	1,800	286,128
Raymond James Financial, Inc.	259	44,703

See Notes to Schedule of Investments.
4	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Robinhood Markets, Inc., Class A (a)	1,133	$162,223
		1,138,068
IT Consulting & Other Services - 0.3%
Cognizant Technology Solutions Corp., Class A	712	47,754
EPAM Systems, Inc. (a)	89	13,420
Gartner, Inc. (a)	119	31,281
International Business Machines Corp.	1,379	389,099
		481,554
Leisure Products - 0.0%*
Hasbro, Inc.	206	15,625
Life & Health Insurance - 0.1%
Aflac, Inc.	707	78,972
Globe Life, Inc.	129	18,443
MetLife, Inc.	819	67,461
Principal Financial Group, Inc.	320	26,531
Prudential Financial, Inc.	514	53,323
		244,730
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	439	56,346
Bio-Techne Corp.	203	11,293
Charles River Laboratories International, Inc. (a)	78	12,204
Danaher Corp.	941	186,563
IQVIA Holdings, Inc. (a)	253	48,055
Mettler-Toledo International, Inc. (a)	32	39,283
Revvity, Inc.	159	13,936
Thermo Fisher Scientific, Inc.	559	271,126
Waters Corp. (a)	87	26,083
West Pharmaceutical Services, Inc.	111	29,119
		694,008
Managed Healthcare - 0.3%
Centene Corp. (a)	667	23,798
Elevance Health, Inc.	332	107,276
Humana, Inc.	186	48,392
Molina Healthcare, Inc. (a)	85	16,266
UnitedHealth Group, Inc.	1,350	466,155
		661,887
Metal, Glass & Plastic Containers - 0.0%*
Ball Corp.	405	20,420
Movies & Entertainment - 0.6%
Live Nation Entertainment, Inc. (a)	229	37,419
Netflix, Inc. (a)	630	755,319
TKO Group Holdings, Inc.	105	21,206
Walt Disney Co.	2,661	304,684
Warner Bros Discovery, Inc. (a)	3,717	72,593
		1,191,221
Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	219	42,304
Camden Property Trust	167	17,832
Equity Residential	497	32,171
Essex Property Trust, Inc.	100	26,766
Mid-America Apartment Communities, Inc.	171	23,894
	Number of Shares	Fair Value
UDR, Inc.	471	$17,550
		160,517
Multi-Sector Holdings - 0.7%
Berkshire Hathaway, Inc., Class B (a)	2,720	1,367,453
Multi-Utilities - 0.3%
Ameren Corp.	416	43,422
CenterPoint Energy, Inc.	948	36,782
CMS Energy Corp.	435	31,868
Consolidated Edison, Inc.	554	55,688
Dominion Energy, Inc.	1,253	76,646
DTE Energy Co.	320	45,258
NiSource, Inc.	686	29,704
Public Service Enterprise Group, Inc.	766	63,930
Sempra	959	86,291
WEC Energy Group, Inc.	491	56,264
		525,853
Office REITs - 0.0%*
BXP, Inc.	229	17,024
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co.	1,446	70,449
Halliburton Co.	1,332	32,767
Schlumberger NV	2,190	75,271
		178,487
Oil & Gas Exploration & Production - 0.3%
APA Corp.	571	13,864
ConocoPhillips	1,845	174,519
Coterra Energy, Inc.	1,112	26,299
Devon Energy Corp.	992	34,779
Diamondback Energy, Inc.	288	41,213
EOG Resources, Inc.	803	90,032
EQT Corp.	921	50,130
Expand Energy Corp.	315	33,466
Texas Pacific Land Corp.	27	25,208
		489,510
Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp.	447	86,155
Phillips 66 Co.	593	80,660
Valero Energy Corp.	456	77,638
		244,453
Oil & Gas Storage & Transportation - 0.2%
Kinder Morgan, Inc.	2,965	83,939
ONEOK, Inc.	959	69,978
Targa Resources Corp.	314	52,608
Williams Cos., Inc.	1,799	113,967
		320,492
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	455	46,383
VICI Properties, Inc.	1,625	52,991
		99,374
Other Specialty Retail - 0.0%*
Tractor Supply Co.	816	46,406
Ulta Beauty, Inc. (a)	70	38,272
		84,678

See Notes to Schedule of Investments.
Elfun Diversified Fund	5

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Packaged Foods & Meats - 0.2%
Campbell's Co.	249	$7,863
Conagra Brands, Inc.	750	13,733
General Mills, Inc.	777	39,176
Hershey Co.	228	42,647
Hormel Foods Corp.	459	11,356
J.M. Smucker Co.	166	18,028
Kellanova	391	32,070
Kraft Heinz Co.	1,256	32,706
Lamb Weston Holdings, Inc.	223	12,952
McCormick & Co., Inc.	368	24,623
Mondelez International, Inc., Class A	1,929	120,505
Tyson Foods, Inc., Class A	444	24,109
		379,768
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	3,331	27,248
Avery Dennison Corp.	122	19,785
International Paper Co.	766	35,542
Packaging Corp. of America	130	28,331
Smurfit WestRock PLC	721	30,693
		141,599
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	948	53,799
Southwest Airlines Co.	830	26,485
United Airlines Holdings, Inc. (a)	472	45,548
		125,832
Passenger Ground Transportation - 0.2%
Uber Technologies, Inc. (a)	3,096	303,315
Personal Care Products - 0.0%*
Estee Lauder Cos., Inc., Class A	341	30,049
Kenvue, Inc.	2,949	47,862
		77,911
Pharmaceuticals - 1.2%
Bristol-Myers Squibb Co.	3,050	137,555
Eli Lilly & Co.	1,179	899,577
Johnson & Johnson	3,570	661,949
Merck & Co., Inc.	3,697	310,289
Pfizer, Inc.	8,404	214,134
Viatris, Inc.	1,833	18,147
Zoetis, Inc.	652	95,401
		2,337,052
Property & Casualty Insurance - 0.4%
Allstate Corp.	387	83,070
American International Group, Inc.	844	66,288
Arch Capital Group Ltd.	574	52,079
Assurant, Inc.	79	17,111
Chubb Ltd.	547	154,391
Cincinnati Financial Corp.	227	35,889
Erie Indemnity Co., Class A	39	12,408
Hartford Insurance Group, Inc.	411	54,823
Loews Corp.	254	25,499
Progressive Corp.	867	214,106
Travelers Cos., Inc.	331	92,422
W.R. Berkley Corp.	436	33,406
		841,492
	Number of Shares	Fair Value
Publishing - 0.0%*
News Corp., Class A	555	$17,044
News Corp., Class B	142	4,906
		21,950
Rail Transportation - 0.2%
CSX Corp.	2,742	97,368
Norfolk Southern Corp.	330	99,135
Union Pacific Corp.	875	206,824
		403,327
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	430	67,751
CoStar Group, Inc. (a)	648	54,672
		122,423
Regional Banks - 0.1%
Citizens Financial Group, Inc.	631	33,544
Huntington Bancshares, Inc.	2,115	36,526
M&T Bank Corp.	228	45,057
Regions Financial Corp.	1,307	34,466
Truist Financial Corp.	1,951	89,200
		238,793
Reinsurance - 0.0%*
Everest Group Ltd.	66	23,115
Research & Consulting Services - 0.1%
Equifax, Inc.	191	48,997
Jacobs Solutions, Inc.	175	26,225
Leidos Holdings, Inc.	199	37,603
Verisk Analytics, Inc.	215	54,075
		166,900
Restaurants - 0.4%
Chipotle Mexican Grill, Inc. (a)	1,969	77,165
Darden Restaurants, Inc.	170	32,361
Domino's Pizza, Inc.	50	21,586
DoorDash, Inc., Class A (a)	543	147,691
McDonald's Corp.	1,060	322,123
Starbucks Corp.	1,697	143,566
Yum! Brands, Inc.	406	61,712
		806,204
Retail REITs - 0.1%
Federal Realty Investment Trust	98	9,928
Kimco Realty Corp.	990	21,631
Realty Income Corp.	1,385	84,194
Regency Centers Corp.	255	18,590
Simon Property Group, Inc.	494	92,709
		227,052
Self Storage REITs - 0.1%
Extra Space Storage, Inc.	327	46,087
Public Storage	242	69,902
		115,989
Semiconductor Materials & Equipment - 0.4%
Applied Materials, Inc.	1,185	242,617
KLA Corp.	195	210,327
Lam Research Corp.	1,872	250,661
Teradyne, Inc.	249	34,272
		737,877

See Notes to Schedule of Investments.
6	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Semiconductors - 5.7%
Advanced Micro Devices, Inc. (a)	2,403	$388,781
Analog Devices, Inc.	733	180,098
Broadcom, Inc.	6,989	2,305,741
First Solar, Inc. (a)	166	36,608
Intel Corp. (a)	6,559	220,054
Microchip Technology, Inc.	827	53,110
Micron Technology, Inc.	1,659	277,584
Monolithic Power Systems, Inc.	72	66,286
NVIDIA Corp.	36,243	6,762,219
ON Semiconductor Corp. (a)	607	29,931
QUALCOMM, Inc.	1,599	266,010
Skyworks Solutions, Inc.	204	15,704
Texas Instruments, Inc.	1,345	247,117
		10,849,243
Single-Family Residential REITs - 0.0%*
Invitation Homes, Inc.	831	24,373
Soft Drinks & Non-alcoholic Beverages - 0.4%
Coca-Cola Co.	5,736	380,412
Keurig Dr. Pepper, Inc.	2,084	53,163
Monster Beverage Corp. (a)	1,078	72,560
PepsiCo, Inc.	2,026	284,531
		790,666
Specialty Chemicals - 0.2%
Albemarle Corp.	185	15,000
DuPont de Nemours, Inc.	644	50,168
Eastman Chemical Co.	149	9,394
Ecolab, Inc.	375	102,698
International Flavors & Fragrances, Inc.	373	22,954
PPG Industries, Inc.	329	34,581
Sherwin-Williams Co.	344	119,113
		353,908
Steel - 0.0%*
Nucor Corp.	355	48,078
Steel Dynamics, Inc.	214	29,838
		77,916
Systems Software - 3.8%
Crowdstrike Holdings, Inc., Class A (a)	374	183,402
Fortinet, Inc. (a)	975	81,978
Gen Digital, Inc.	846	24,018
Microsoft Corp.	11,041	5,718,686
Oracle Corp.	2,457	691,007
Palo Alto Networks, Inc. (a)	999	203,416
ServiceNow, Inc. (a)	308	283,446
		7,185,953
Technology Distributors - 0.0%*
CDW Corp.	191	30,422
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	22,044	5,613,064
Dell Technologies, Inc., Class C	460	65,214
Hewlett Packard Enterprise Co.	2,024	49,710
HP, Inc.	1,369	37,278
NetApp, Inc.	296	35,064
	Number of Shares	Fair Value
Seagate Technology Holdings PLC	312	$73,651
Super Micro Computer, Inc. (a)	745	35,715
Western Digital Corp.	507	60,870
		5,970,566
Telecom Tower REITs - 0.1%
American Tower Corp.	699	134,432
Crown Castle, Inc.	668	64,455
SBA Communications Corp.	156	30,163
		229,050
Timber REITs - 0.0%*
Weyerhaeuser Co.	1,057	26,203
Tobacco - 0.3%
Altria Group, Inc.	2,480	163,829
Philip Morris International, Inc.	2,305	373,871
		537,700
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,686	82,681
United Rentals, Inc.	95	90,693
WW Grainger, Inc.	67	63,848
		237,222
Transaction & Payment Processing Services - 1.0%
Block, Inc. (a)	805	58,177
Corpay, Inc. (a)	102	29,382
Fidelity National Information Services, Inc.	807	53,214
Fiserv, Inc. (a)	800	103,144
Global Payments, Inc.	355	29,493
Jack Henry & Associates, Inc.	114	16,978
Mastercard, Inc., Class A	1,224	696,224
PayPal Holdings, Inc. (a)	1,443	96,768
Visa, Inc., Class A	2,519	859,936
		1,943,316
Water Utilities - 0.0%*
American Water Works Co., Inc.	300	41,757
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	718	171,875
Total Common Stock (Cost $44,973,376)		84,309,083
Total Domestic Equity (Cost $44,973,376)		84,309,083
Foreign Equity - 0.2%
Common Stock - 0.2%
Automotive Parts & Equipment - 0.0%*
Aptiv PLC (a)	318	27,418
Electronic Manufacturing Services - 0.1%
TE Connectivity PLC	435	95,495
IT Consulting & Other Services - 0.1%
Accenture PLC, Class A	921	227,119
Semiconductors - 0.0%*
NXP Semiconductors NV	370	84,260
Total Common Stock (Cost $309,666)		434,292
Total Foreign Equity (Cost $309,666)		434,292

See Notes to Schedule of Investments.
Elfun Diversified Fund	7

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 29.1%
U.S. Treasuries - 10.2%
U.S. Treasury Bonds
2.25% 08/15/46	$718,000	$478,704
3.00% 08/15/48	1,674,600	1,258,828
4.13% 08/15/53	1,264,000	1,142,537
4.75% 08/15/55	430,000	431,545
U.S. Treasury Inflation-Indexed Notes
1.63% 10/15/29	967,487	986,818
1.88% 07/15/34	1,432,610	1,453,932
U.S. Treasury Notes
0.75% 01/31/28	4,975,000	4,658,621
1.63% 05/15/31	375,000	333,926
3.50% 04/30/28	851,000	848,607
3.88% 07/31/27 - 08/15/33	2,645,000	2,635,325
4.00% 07/31/29 - 07/31/32	992,000	999,710
4.13% 02/15/27	1,600,000	1,609,312
4.25% 12/31/25 - 08/15/35	2,365,000	2,372,215
4.63% 05/31/31	214,000	222,777
Total U.S. Treasuries (Cost $19,171,577)		19,432,857
Agency Mortgage Backed - 8.0%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49 (c)	1,071,340	969,852
4.50% 06/01/33 - 02/01/35 (c)	433	434
5.00% 07/01/35 (c)	5,114	5,215
5.50% 01/01/38 - 04/01/39 (c)	8,173	8,507
6.00% 06/01/33 - 11/01/37 (c)	20,473	21,534
6.50% 11/01/28 (c)	122	125
7.00% 12/01/29 - 08/01/36 (c)	5,349	5,759
7.50% 09/01/33 (c)	625	649
8.00% 07/01/26 - 11/01/30 (c)	530	546
8.50% 04/01/30 (c)	1,333	1,431
Federal National Mortgage Association
2.50% 03/01/51 (c)	538,097	453,700
3.00% 03/01/50 (c)	191,503	170,715
3.50% 08/01/45 - 01/01/48 (c)	442,282	412,952
4.00% 01/01/41 - 01/01/50 (c)	404,977	389,459
4.50% 07/01/33 - 12/01/48 (c)	195,623	194,032
5.00% 03/01/34 - 05/01/39 (c)	14,878	15,160
5.50% 07/01/33 - 01/01/39 (c)	30,834	32,018
6.00% 02/01/29 - 05/01/41 (c)	100,286	104,701
6.50% 07/01/29 - 08/01/36 (c)	2,614	2,770
7.00% 05/01/33 - 12/01/33 (c)	363	386
7.50% 12/01/26 - 03/01/33 (c)	867	891
8.00% 09/01/30 (c)	131	133
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.60% 04/01/37 (c)(d)	129	131
	Principal Amount	Fair Value
Government National Mortgage Association
3.00% 12/20/42 - 05/20/45 (c)	$1,000,781	$914,054
3.50% 08/20/48 (c)	167,625	155,028
4.00% 01/20/41 - 04/20/43 (c)	85,330	82,489
4.50% 08/15/33 - 03/20/41 (c)	34,515	34,471
5.00% 08/15/33 (c)	1,696	1,729
6.00% 07/15/33 - 04/15/34 (c)	2,474	2,582
6.50% 06/15/34 - 07/15/36 (c)	4,644	4,866
7.00% 04/15/28 - 10/15/36 (c)	1,135	1,191
7.50% 04/15/28 (c)	1,653	1,662
8.00% 05/15/30 (c)	79	81
Government National Mortgage Association REMICS 30 day USD SOFR Average - 5.85%
1.46% 05/20/64 (d)(e)	683,711	22,367
Uniform Mortgage-Backed Security, TBA
2.00% 10/01/55 (f)	2,324,752	1,873,748
2.50% 10/01/55 (f)	3,065,599	2,582,718
3.00% 10/01/55 (f)	2,249,871	1,976,039
3.50% 10/01/55 (f)	3,750,000	3,427,027
6.50% 10/01/54 (f)	1,409,049	1,456,139
Total Agency Mortgage Backed (Cost $15,943,907)		15,327,291
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51% 07/25/29	224,000	212,621
4.05% 09/25/28 (d)	71,000	71,234
Federal Home Loan Mortgage Corp. REMICS
5.50% 06/15/33 (e)	1,220	157
7.50% 07/15/27 (e)	296	13
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (g)	19	18
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08% 09/25/43 (d)(e)	61,418	3,263
Federal National Mortgage Association Interest STRIPS
4.50% 08/25/35 - 01/25/36 (e)	2,970	366
5.00% 03/25/38 - 05/25/38 (e)	2,010	310
5.50% 12/25/33 (e)	701	105
6.00% 01/25/35 (e)	1,965	307
Federal National Mortgage Association REMICS
1.15% 12/25/42 (d)(e)	12,116	321
5.00% 09/25/40 (e)	1,796	166
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 5.89%
1.53% 07/25/38 (d)(e)	2,407	212

See Notes to Schedule of Investments.
8	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 6.44%
2.08% 11/25/41 (d)(e)	$347,496	$40,477
Total Agency Collateralized Mortgage Obligations (Cost $482,464)		329,570
Asset Backed - 0.1%
Towd Point Mortgage Trust
4.97% 07/25/45 (h)(i)	221,977	221,863
Total Asset Backed (Cost $221,972)		221,863
Corporate Notes - 8.6%
7-Eleven, Inc.
0.95% 02/10/26 (h)	58,000	57,248
Abbott Laboratories
3.75% 11/30/26	10,000	9,995
4.90% 11/30/46	7,000	6,718
AbbVie, Inc.
3.20% 11/21/29	51,000	49,193
4.05% 11/21/39	4,000	3,579
4.25% 11/21/49	11,000	9,287
4.30% 05/14/36	6,000	5,769
4.40% 11/06/42	4,000	3,607
4.63% 10/01/42	3,000	2,783
4.70% 05/14/45	2,000	1,835
4.88% 11/14/48	3,000	2,784
5.05% 03/15/34	152,000	156,239
5.40% 03/15/54	9,000	8,956
5.50% 03/15/64	9,000	8,994
Advanced Micro Devices, Inc.
4.39% 06/01/52	23,000	19,765
AEP Texas, Inc.
3.45% 05/15/51	18,000	12,377
5.70% 05/15/34	29,000	30,183
AEP Transmission Co. LLC
5.40% 03/15/53	9,000	8,923
Aircastle Ltd.
4.25% 06/15/26	7,000	6,983
Alexandria Real Estate Equities, Inc.
1.88% 02/01/33	13,000	10,668
2.95% 03/15/34	12,000	10,364
3.55% 03/15/52	10,000	6,962
Allstate Corp.
4.20% 12/15/46	12,000	10,040
Allstate Corp. (7.41% fixed rate until 10/30/25; 3.20% + 3 mo. Term SOFR thereafter)
7.41% 08/15/53 (d)	17,000	17,030
Ally Financial, Inc.
2.20% 11/02/28	16,000	14,947
Alphabet, Inc.
4.00% 05/15/30	13,000	13,055
4.50% 05/15/35	37,000	37,053
5.25% 05/15/55	18,000	18,049
Altria Group, Inc.
3.40% 05/06/30 - 02/04/41	28,000	25,413
4.00% 02/04/61	2,000	1,472
4.25% 08/09/42	2,000	1,681
4.45% 05/06/50	3,000	2,438
4.50% 05/02/43	3,000	2,583
	Principal Amount	Fair Value
Amazon.com, Inc.
1.50% 06/03/30	$4,000	$3,580
2.50% 06/03/50	18,000	11,102
2.70% 06/03/60	3,000	1,772
2.88% 05/12/41	9,000	6,909
3.15% 08/22/27	2,000	1,978
3.25% 05/12/61	4,000	2,680
4.05% 08/22/47	3,000	2,537
4.25% 08/22/57	3,000	2,518
Ameren Corp.
3.65% 02/15/26	4,000	3,990
American Electric Power Co., Inc.
2.30% 03/01/30	18,000	16,465
3.25% 03/01/50	2,000	1,339
American Honda Finance Corp.
5.85% 10/04/30	52,000	55,292
American Tower Corp.
1.50% 01/31/28	26,000	24,494
2.90% 01/15/30	3,000	2,828
3.80% 08/15/29	16,000	15,690
American Water Capital Corp.
2.95% 09/01/27	8,000	7,848
5.45% 03/01/54	28,000	27,679
Americold Realty Operating Partnership LP
5.41% 09/12/34	24,000	23,629
Amgen, Inc.
2.00% 01/15/32	144,000	124,906
3.00% 01/15/52	4,000	2,645
3.15% 02/21/40	9,000	7,086
3.38% 02/21/50	3,000	2,170
4.66% 06/15/51	3,000	2,620
5.60% 03/02/43	13,000	13,160
5.65% 03/02/53	13,000	12,976
5.75% 03/02/63	12,000	11,972
AngloGold Ashanti Holdings PLC
3.38% 11/01/28	200,000	194,008
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 02/01/36	20,000	19,758
4.90% 02/01/46	9,000	8,424
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30	8,000	7,787
5.55% 01/23/49	11,000	11,127
Aon Corp./Aon Global Holdings PLC
2.90% 08/23/51	10,000	6,309
Apollo Debt Solutions BDC
6.90% 04/13/29	24,000	25,221
Apple, Inc.
2.20% 09/11/29	8,000	7,507
2.65% 02/08/51	31,000	19,683
2.80% 02/08/61	11,000	6,636
2.95% 09/11/49	3,000	2,055
3.35% 02/09/27	2,000	1,989
3.45% 02/09/45	13,000	10,304
3.85% 08/04/46	6,000	4,966
3.95% 08/08/52	8,000	6,500
4.85% 05/10/53	32,000	31,106
Applied Materials, Inc.
4.35% 04/01/47	2,000	1,748

See Notes to Schedule of Investments.
Elfun Diversified Fund	9

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Aptiv Swiss Holdings Ltd.
4.40% 10/01/46	$3,000	$2,394
ArcelorMittal SA
4.55% 03/11/26	61,000	60,973
6.00% 06/17/34	19,000	20,301
6.35% 06/17/54	32,000	33,438
6.80% 11/29/32	14,000	15,594
Archer-Daniels-Midland Co.
2.50% 08/11/26	3,000	2,961
ARES Capital Corp.
2.88% 06/15/28	17,000	16,228
Arthur J Gallagher & Co.
3.50% 05/20/51	4,000	2,829
Ascension Health
4.85% 11/15/53	7,000	6,377
Ashtead Capital, Inc.
5.55% 05/30/33 (h)	200,000	206,268
Astrazeneca Finance LLC
1.75% 05/28/28	24,000	22,714
5.00% 02/26/34	34,000	35,048
AstraZeneca PLC
3.00% 05/28/51	5,000	3,439
4.00% 01/17/29	2,000	2,001
4.38% 08/17/48	2,000	1,764
AT&T, Inc.
2.75% 06/01/31	88,000	80,648
3.55% 09/15/55	3,000	2,066
3.65% 06/01/51	44,000	31,814
3.85% 06/01/60	15,000	10,667
4.35% 03/01/29	22,000	22,092
4.50% 05/15/35	5,000	4,824
4.55% 03/09/49	3,000	2,534
4.75% 05/15/46	3,000	2,676
4.85% 03/01/39	6,000	5,752
5.40% 02/15/34	17,000	17,670
Athene Holding Ltd.
4.13% 01/12/28	3,000	2,994
6.15% 04/03/30	8,000	8,533
Atmos Energy Corp.
6.20% 11/15/53	11,000	12,077
AutoNation, Inc.
5.89% 03/15/35	31,000	32,018
Bain Capital Specialty Finance, Inc.
2.95% 03/10/26	22,000	21,839
Bank of America Corp.
3.25% 10/21/27	25,000	24,673
4.18% 11/25/27	11,000	11,007
4.25% 10/22/26	77,000	77,114
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (d)	32,000	30,307
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97% 07/21/52 (d)	22,000	14,634
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42% 12/20/28 (d)	21,000	20,668
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3 mo. Term SOFR thereafter)
3.56% 04/23/27 (d)	9,000	8,963
	Principal Amount	Fair Value
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71% 04/24/28 (d)	$13,000	$12,914
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85% 03/08/37 (d)	18,000	16,824
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95% 01/23/49 (d)	7,000	5,651
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24% 04/24/38 (d)	6,000	5,595
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27% 07/23/29 (d)	4,000	4,012
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29% 04/25/34 (d)	41,000	42,415
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47% 01/23/35 (d)	68,000	71,044
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87% 09/15/34 (d)	89,000	95,361
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63% 09/20/26 (d)	33,000	32,769
Bank of Nova Scotia (7.23% fixed rate until 01/12/26; 2.91% + 3 mo. Term SOFR thereafter)
7.23% 01/12/26 (d)	18,000	18,051
BAT Capital Corp.
2.73% 03/25/31	7,000	6,399
4.39% 08/15/37	4,000	3,664
4.54% 08/15/47	3,000	2,516
4.63% 03/22/33	40,000	39,584
5.83% 02/20/31	96,000	101,530
6.00% 02/20/34	25,000	26,682
Baxter International, Inc.
1.92% 02/01/27	40,000	38,788
2.54% 02/01/32	6,000	5,261
Baylor Scott & White Holdings
2.84% 11/15/50	3,000	1,928
Becton Dickinson & Co.
3.70% 06/06/27	11,000	10,927
4.67% 06/06/47	3,000	2,652
4.69% 12/15/44	2,000	1,788
Berkshire Hathaway Energy Co.
3.25% 04/15/28	2,000	1,964
3.70% 07/15/30	37,000	36,251
3.80% 07/15/48	2,000	1,542
4.25% 10/15/50	22,000	17,995
Berkshire Hathaway Finance Corp.
2.85% 10/15/50	41,000	26,908

See Notes to Schedule of Investments.
10	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
4.25% 01/15/49	$8,000	$6,874
Berry Global, Inc.
4.88% 07/15/26 (h)	8,000	8,000
BHP Billiton Finance USA Ltd.
5.25% 09/08/33	16,000	16,665
5.50% 09/08/53	4,000	4,068
BlackRock TCP Capital Corp.
6.95% 05/30/29	34,000	35,079
Block Financial LLC
2.50% 07/15/28	7,000	6,639
3.88% 08/15/30	3,000	2,890
Boardwalk Pipelines LP
4.80% 05/03/29	3,000	3,040
Boeing Co.
2.20% 02/04/26	42,000	41,686
2.70% 02/01/27	21,000	20,584
2.95% 02/01/30	3,000	2,824
3.25% 03/01/28	2,000	1,952
3.55% 03/01/38	2,000	1,660
3.75% 02/01/50	21,000	15,501
5.04% 05/01/27	25,000	25,277
5.15% 05/01/30	4,000	4,105
5.81% 05/01/50	22,000	21,981
Boston Properties LP
3.40% 06/21/29	18,000	17,279
Boston Scientific Corp.
4.70% 03/01/49	3,000	2,744
BP Capital Markets America, Inc.
3.00% 02/24/50	10,000	6,631
3.38% 02/08/61	21,000	13,998
4.81% 02/13/33	18,000	18,211
5.23% 11/17/34	57,000	58,906
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88% 03/22/30 (d)	15,000	14,953
Bristol-Myers Squibb Co.
1.45% 11/13/30	7,000	6,132
2.35% 11/13/40	2,000	1,404
3.40% 07/26/29	2,000	1,950
3.55% 03/15/42	4,000	3,231
4.13% 06/15/39	4,000	3,622
4.25% 10/26/49	4,000	3,315
4.35% 11/15/47	3,000	2,554
4.55% 02/20/48	2,000	1,749
5.20% 02/22/34	28,000	29,028
Brixmor Operating Partnership LP
2.25% 04/01/28	18,000	17,146
3.90% 03/15/27	2,000	1,992
Broadcom, Inc.
3.19% 11/15/36 (h)	3,000	2,561
3.42% 04/15/33 (h)	39,000	36,057
3.47% 04/15/34 (h)	11,000	10,036
4.15% 11/15/30	12,000	11,942
4.30% 11/15/32	2,000	1,974
4.93% 05/15/37 (h)	15,000	14,943
Brown-Forman Corp.
4.00% 04/15/38	3,000	2,697
Bunge Ltd. Finance Corp.
3.75% 09/25/27	3,000	2,982
Burlington Northern Santa Fe LLC
4.15% 12/15/48	3,000	2,497
	Principal Amount	Fair Value
4.55% 09/01/44	$4,000	$3,599
Cameron LNG LLC
3.30% 01/15/35 (h)	3,000	2,610
Campbell's Co.
5.40% 03/21/34	18,000	18,439
Canadian Natural Resources Ltd.
3.85% 06/01/27	3,000	2,982
4.95% 06/01/47	2,000	1,778
Canadian Pacific Railway Co.
1.75% 12/02/26	20,000	19,476
3.10% 12/02/51	3,000	2,026
3.50% 05/01/50	3,000	2,201
Capital One Financial Corp.
3.75% 07/28/26	15,000	14,945
Carlisle Cos., Inc.
2.20% 03/01/32	23,000	19,892
5.25% 09/15/35	8,000	8,102
5.55% 09/15/40	13,000	13,166
Carlyle Secured Lending, Inc.
6.75% 02/18/30	6,000	6,243
Carrier Global Corp.
2.72% 02/15/30	46,000	43,110
3.58% 04/05/50	5,000	3,740
5.90% 03/15/34	7,000	7,510
Cenovus Energy, Inc.
2.65% 01/15/32	4,000	3,538
3.75% 02/15/52	5,000	3,551
Centene Corp.
3.00% 10/15/30	4,000	3,574
4.25% 12/15/27	202,000	198,568
CenterPoint Energy, Inc.
2.65% 06/01/31	15,000	13,577
CGI, Inc.
4.95% 03/14/30 (h)	85,000	86,535
Charles Schwab Corp.
2.45% 03/03/27	144,000	140,903
2.90% 03/03/32	3,000	2,733
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00% 12/01/30 (d)	24,000	22,554
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64% 05/19/29 (d)	45,000	46,733
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14% 08/24/34 (d)	25,000	27,224
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41	60,000	43,827
3.70% 04/01/51	66,000	43,529
4.80% 03/01/50	19,000	15,023
6.55% 06/01/34	47,000	50,083
Cheniere Energy, Inc.
5.65% 04/15/34	16,000	16,484
Chevron Corp.
2.24% 05/11/30	3,000	2,779
Chevron USA, Inc.
3.85% 01/15/28	11,000	11,001
Chubb INA Holdings LLC
4.35% 11/03/45	2,000	1,767

See Notes to Schedule of Investments.
Elfun Diversified Fund	11

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Cigna Group
2.40% 03/15/30	$3,000	$2,769
3.40% 03/15/50 - 03/15/51	10,000	6,972
4.38% 10/15/28	2,000	2,010
Cisco Systems, Inc.
5.30% 02/26/54	22,000	21,715
5.35% 02/26/64	22,000	21,617
5.90% 02/15/39	2,000	2,173
Citigroup, Inc.
4.45% 09/29/27	8,000	8,032
4.65% 07/23/48	18,000	16,065
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56% 05/01/32 (d)	124,000	111,762
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (d)	27,000	25,565
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (d)	44,000	41,791
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88% 01/24/39 (d)	4,000	3,516
Citigroup, Inc. (6.02% fixed rate until 01/24/35; 1.83% + SOFR thereafter)
6.02% 01/24/36 (d)	23,000	24,118
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17% 05/25/34 (d)	17,000	18,096
Cleveland Electric Illuminating Co.
4.55% 11/15/30 (h)	24,000	23,768
Clorox Co.
1.80% 05/15/30	22,000	19,728
CME Group, Inc.
2.65% 03/15/32	6,000	5,452
3.75% 06/15/28	3,000	2,992
CMS Energy Corp.
4.88% 03/01/44	5,000	4,530
Coca-Cola Co.
2.60% 06/01/50	4,000	2,533
2.75% 06/01/60	3,000	1,824
Comcast Corp.
2.65% 08/15/62	3,000	1,575
2.80% 01/15/51	3,000	1,828
2.89% 11/01/51	8,000	4,924
2.94% 11/01/56	7,000	4,151
2.99% 11/01/63	3,000	1,713
3.20% 07/15/36	2,000	1,701
3.25% 11/01/39	8,000	6,377
3.97% 11/01/47	17,000	13,269
4.15% 10/15/28	2,000	2,008
5.65% 06/01/54	24,000	23,492
Conagra Brands, Inc.
5.30% 11/01/38	3,000	2,881
ConocoPhillips Co.
4.30% 11/15/44	3,000	2,594
5.55% 03/15/54	14,000	13,805
5.70% 09/15/63	17,000	16,872
	Principal Amount	Fair Value
Consolidated Edison Co. of New York, Inc.
2.90% 12/01/26	$11,000	$10,838
3.35% 04/01/30	2,000	1,938
3.88% 06/15/47	2,000	1,578
3.95% 04/01/50	8,000	6,370
Constellation Brands, Inc.
3.15% 08/01/29	18,000	17,272
4.50% 05/09/47	3,000	2,516
Constellation Energy Generation LLC
6.50% 10/01/53	11,000	12,232
Continental Resources, Inc.
2.88% 04/01/32 (h)	12,000	10,448
COPT Defense Properties LP
2.00% 01/15/29	16,000	14,826
2.25% 03/15/26	6,000	5,937
2.75% 04/15/31	27,000	24,445
Corebridge Financial, Inc.
3.90% 04/05/32	65,000	62,026
Coterra Energy, Inc.
5.60% 03/15/34	48,000	49,305
5.90% 02/15/55	26,000	25,118
Crowdstrike Holdings, Inc.
3.00% 02/15/29	236,000	224,821
Crown Castle, Inc.
2.90% 03/15/27	32,000	31,384
3.30% 07/01/30	22,000	20,827
CSL Finance PLC
4.25% 04/27/32 (h)	18,000	17,739
5.11% 04/03/34 (h)	4,000	4,121
5.42% 04/03/54 (h)	4,000	3,893
CSX Corp.
4.50% 03/15/49 - 08/01/54	12,000	10,280
CubeSmart LP
4.38% 02/15/29	4,000	4,001
CVS Health Corp.
3.00% 08/15/26	7,000	6,927
3.63% 04/01/27	98,000	97,172
3.75% 04/01/30	4,000	3,875
4.30% 03/25/28	3,000	3,002
4.78% 03/25/38	5,000	4,688
5.13% 07/20/45	2,000	1,815
5.30% 06/01/33 - 12/05/43	18,000	18,065
5.88% 06/01/53	3,000	2,947
6.05% 06/01/54	6,000	6,066
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00% 03/10/55 (d)	36,000	37,881
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31% 11/16/27 (d)	150,000	146,742
DH Europe Finance II SARL
2.60% 11/15/29	3,000	2,826
3.25% 11/15/39	2,000	1,636
3.40% 11/15/49	3,000	2,203
Diamondback Energy, Inc.
3.13% 03/24/31	5,000	4,648
4.40% 03/24/51	3,000	2,424
5.40% 04/18/34	37,000	37,814
5.75% 04/18/54	11,000	10,578
Dick's Sporting Goods, Inc.
4.10% 01/15/52	54,000	40,339

See Notes to Schedule of Investments.
12	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Digital Realty Trust LP
3.60% 07/01/29	$9,000	$8,778
Discovery Communications LLC
3.95% 03/20/28	10,000	9,768
5.00% 09/20/37	2,000	1,716
Dollar General Corp.
3.50% 04/03/30	18,000	17,295
4.13% 04/03/50	2,000	1,579
Dominion Energy, Inc.
3.38% 04/01/30	18,000	17,296
Dover Corp.
2.95% 11/04/29	4,000	3,805
Dow Chemical Co.
2.10% 11/15/30	10,000	8,859
3.60% 11/15/50	3,000	2,032
4.25% 10/01/34	2,000	1,841
5.15% 02/15/34	14,000	14,036
5.55% 11/30/48	6,000	5,464
6.30% 03/15/33	13,000	13,972
DR Horton, Inc.
5.50% 10/15/35	22,000	22,798
DTE Energy Co.
2.85% 10/01/26	15,000	14,813
Duke Energy Carolinas LLC
3.95% 03/15/48	2,000	1,602
Duke Energy Corp.
2.55% 06/15/31	15,000	13,567
3.30% 06/15/41	18,000	13,888
3.50% 06/15/51	41,000	28,907
3.75% 09/01/46	31,000	23,789
Duke Energy Progress LLC
4.15% 12/01/44	10,000	8,481
DuPont de Nemours, Inc.
5.42% 11/15/48	3,000	2,967
Duquesne Light Holdings, Inc.
3.62% 08/01/27 (h)	6,000	5,899
Eastern Energy Gas Holdings LLC
5.65% 10/15/54	20,000	19,689
Eastman Chemical Co.
4.65% 10/15/44	3,000	2,562
Eaton Corp.
3.10% 09/15/27	2,000	1,974
Elevance Health, Inc.
3.60% 03/15/51	4,000	2,866
3.70% 09/15/49	4,000	2,935
5.13% 02/15/53	3,000	2,739
5.65% 06/15/54	9,000	8,842
6.10% 10/15/52	8,000	8,340
Eli Lilly & Co.
5.00% 02/09/54	4,000	3,786
5.10% 02/09/64	22,000	20,777
Emera U.S. Finance LP
2.64% 06/15/31	18,000	16,065
Emerson Electric Co.
1.80% 10/15/27	24,000	23,034
2.75% 10/15/50	23,000	14,941
Enbridge Energy Partners LP
5.50% 09/15/40	2,000	1,990
Enbridge, Inc.
1.60% 10/04/26	46,000	44,849
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75% 07/15/80 (d)	25,000	25,256
	Principal Amount	Fair Value
Energy Transfer LP
5.25% 07/01/29	$105,000	$108,086
5.30% 04/01/44 - 04/15/47	6,000	5,460
5.35% 05/15/45	8,000	7,337
5.75% 02/15/33	8,000	8,389
5.95% 05/15/54	6,000	5,820
6.10% 12/01/28	34,000	35,767
6.40% 12/01/30	11,000	11,921
6.50% 02/01/42	3,000	3,184
Enterprise Products Operating LLC
4.25% 02/15/48	18,000	14,984
4.85% 01/31/34	47,000	47,416
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25% 08/16/77 (d)	3,000	2,995
EOG Resources, Inc.
4.15% 01/15/26	2,000	1,999
5.10% 01/15/36	2,000	2,015
Equinix, Inc.
2.15% 07/15/30	7,000	6,317
ERP Operating LP
4.50% 07/01/44	4,000	3,546
Everest Reinsurance Holdings, Inc.
3.13% 10/15/52	13,000	8,392
Eversource Energy
3.45% 01/15/50	4,000	2,889
Exelon Corp.
4.05% 04/15/30	9,000	8,903
4.45% 04/15/46	3,000	2,554
4.70% 04/15/50	3,000	2,594
5.60% 03/15/53	28,000	27,413
Expand Energy Corp.
6.75% 04/15/29 (h)	98,000	99,003
Expedia Group, Inc.
5.40% 02/15/35	22,000	22,587
Extra Space Storage LP
2.20% 10/15/30	5,000	4,483
3.90% 04/01/29	3,000	2,958
5.90% 01/15/31	30,000	31,865
Exxon Mobil Corp.
3.45% 04/15/51	4,000	2,930
FedEx Corp.
4.10% 02/01/45 (h)	20,000	15,827
Fidelity National Financial, Inc.
3.20% 09/17/51	10,000	6,415
Fidelity National Information Services, Inc.
3.10% 03/01/41	2,000	1,506
FirstEnergy Corp.
3.40% 03/01/50	12,000	8,362
FirstEnergy Transmission LLC
4.55% 04/01/49 (h)	14,000	11,997
Fiserv, Inc.
3.50% 07/01/29	22,000	21,378
4.40% 07/01/49	2,000	1,650
Florida Power & Light Co.
4.13% 02/01/42	6,000	5,230
Flowers Foods, Inc.
2.40% 03/15/31	4,000	3,551
Flowserve Corp.
2.80% 01/15/32	9,000	7,972

See Notes to Schedule of Investments.
Elfun Diversified Fund	13

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Fox Corp.
6.50% 10/13/33	$18,000	$19,818
Freeport-McMoRan, Inc.
4.25% 03/01/30	16,000	15,834
GA Global Funding Trust
1.63% 01/15/26 (h)	14,000	13,883
General Mills, Inc.
3.00% 02/01/51	8,000	5,224
General Motors Co.
5.20% 04/01/45	3,000	2,699
5.40% 04/01/48	2,000	1,824
6.80% 10/01/27	3,000	3,131
General Motors Financial Co., Inc.
1.25% 01/08/26	84,000	83,299
2.35% 01/08/31	4,000	3,544
5.25% 03/01/26	19,000	19,048
5.85% 04/06/30	64,000	66,940
6.10% 01/07/34	51,000	53,644
Genuine Parts Co.
2.75% 02/01/32	5,000	4,433
Georgia Power Co.
5.25% 03/15/34	135,000	139,217
Gilead Sciences, Inc.
2.60% 10/01/40	4,000	2,936
2.95% 03/01/27	3,000	2,958
3.65% 03/01/26	2,000	1,997
4.15% 03/01/47	3,000	2,530
4.60% 09/01/35	100,000	98,847
5.25% 10/15/33	9,000	9,434
GlaxoSmithKline Capital PLC
3.38% 06/01/29	4,000	3,904
Goldman Sachs Group, Inc.
3.85% 01/26/27	45,000	44,883
4.25% 10/21/25	86,000	85,979
5.15% 05/22/45	2,000	1,880
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (d)	17,000	16,579
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38% 07/21/32 (d)	10,000	8,920
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91% 07/21/42 (d)	8,000	5,904
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (d)	11,000	8,497
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44% 02/24/43 (d)	18,000	14,180
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81% 04/23/29 (d)	3,000	2,974
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02% 10/31/38 (d)	$2,000	$1,791
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22% 05/01/29 (d)	9,000	9,010
Graphic Packaging International LLC
1.51% 04/15/26 (h)	18,000	17,703
Gray Oak Pipeline LLC
2.60% 10/15/25 (h)	18,000	17,957
Halliburton Co.
3.80% 11/15/25	2,000	1,997
5.00% 11/15/45	4,000	3,640
Hartford Insurance Group, Inc. (6.60% fixed rate until 10/30/25; 2.39% + 3 mo. Term SOFR thereafter)
6.60% 02/12/67 (d)(h)	4,000	3,745
HCA, Inc.
3.13% 03/15/27	88,000	86,775
3.38% 03/15/29	15,000	14,541
3.50% 09/01/30	6,000	5,731
3.63% 03/15/32	4,000	3,754
4.63% 03/15/52	15,000	12,379
5.60% 04/01/34	16,000	16,614
5.75% 03/01/35	24,000	25,096
6.00% 04/01/54	7,000	7,014
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20% 06/01/30 (h)	4,000	3,617
3.20% 06/01/50 (h)	3,000	1,949
Healthcare Realty Holdings LP
2.00% 03/15/31	2,000	1,737
Hess Corp.
5.60% 02/15/41	3,000	3,114
5.80% 04/01/47	2,000	2,081
Highwoods Realty LP
4.13% 03/15/28	3,000	2,967
4.20% 04/15/29	8,000	7,833
7.65% 02/01/34	3,000	3,413
Home Depot, Inc.
2.70% 04/15/30	3,000	2,826
3.35% 04/15/50	3,000	2,165
3.50% 09/15/56	2,000	1,430
3.90% 12/06/28 - 06/15/47	6,000	5,429
4.50% 12/06/48	3,000	2,640
4.95% 06/25/34 - 09/15/52	83,000	84,821
5.30% 06/25/54	3,000	2,937
5.40% 06/25/64	7,000	6,910
Honeywell International, Inc.
1.75% 09/01/31	6,000	5,197
2.70% 08/15/29	4,000	3,810
5.25% 03/01/54	42,000	40,404
Hormel Foods Corp.
1.80% 06/11/30	17,000	15,266
Huntington Bancshares, Inc.
2.55% 02/04/30	11,000	10,183
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27% 01/15/31 (d)	45,000	46,372

See Notes to Schedule of Investments.
14	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14% 11/18/39 (d)	$16,000	$16,648
Huntington Ingalls Industries, Inc.
2.04% 08/16/28	25,000	23,498
Hyundai Capital America
5.40% 01/08/31 (h)	90,000	92,776
Imperial Brands Finance PLC
5.50% 02/01/30 (h)	200,000	207,472
Indiana Michigan Power Co.
3.25% 05/01/51	5,000	3,368
Ingersoll Rand, Inc.
5.70% 08/14/33	27,000	28,677
Intel Corp.
2.00% 08/12/31	13,000	11,365
2.45% 11/15/29	13,000	12,069
2.80% 08/12/41	13,000	9,092
3.10% 02/15/60	2,000	1,185
5.63% 02/10/43	4,000	3,945
5.70% 02/10/53	4,000	3,868
Intercontinental Exchange, Inc.
1.85% 09/15/32	2,000	1,691
2.65% 09/15/40	2,000	1,482
Intuit, Inc.
5.50% 09/15/53	14,000	14,092
ITC Holdings Corp.
2.95% 05/14/30 (h)	22,000	20,612
J.M. Smucker Co.
6.50% 11/15/43 - 11/15/53	36,000	39,533
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.75% 04/01/33	6,000	6,262
6.75% 03/15/34	27,000	29,851
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95% 04/20/35 (h)	35,000	36,780
Jefferies Financial Group, Inc.
5.88% 07/21/28	29,000	30,189
Johnson & Johnson
3.63% 03/03/37	3,000	2,722
Johnson Controls International PLC
4.50% 02/15/47	4,000	3,476
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58% 04/22/27 (d)	42,000	41,386
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96% 01/25/33 (d)	68,000	62,168
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96% 05/13/31 (d)	42,000	39,385
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + 3 mo. Term SOFR thereafter)
3.16% 04/22/42 (d)	10,000	7,787
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88% 07/24/38 (d)	$4,000	$3,602
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90% 01/23/49 (d)	32,000	25,828
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 mo. Term SOFR thereafter)
3.96% 01/29/27 (d)	182,000	181,780
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01% 04/23/29 (d)	3,000	2,991
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03% 07/24/48 (d)	3,000	2,487
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49% 03/24/31 (d)	46,000	46,429
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34% 01/23/35 (d)	16,000	16,609
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50% 01/24/36 (d)	45,000	47,090
Kenvue, Inc.
4.90% 03/22/33	98,000	99,637
5.05% 03/22/53	11,000	10,226
5.20% 03/22/63	5,000	4,632
Kinder Morgan Energy Partners LP
4.70% 11/01/42	3,000	2,641
5.00% 03/01/43	4,000	3,666
6.38% 03/01/41	4,000	4,283
Kinder Morgan, Inc.
1.75% 11/15/26	54,000	52,597
5.05% 02/15/46	4,000	3,619
5.20% 06/01/33	6,000	6,150
KLA Corp.
3.30% 03/01/50	8,000	5,714
Kraft Heinz Foods Co.
5.20% 07/15/45	15,000	13,868
Kroger Co.
2.20% 05/01/30	2,000	1,829
4.65% 01/15/48	3,000	2,603
5.00% 09/15/34	94,000	94,759
5.50% 09/15/54	6,000	5,844
L3Harris Technologies, Inc.
3.85% 12/15/26	10,000	9,971
Las Vegas Sands Corp.
5.90% 06/01/27	32,000	32,700
6.20% 08/15/34	18,000	18,858
Leidos, Inc.
4.38% 05/15/30	39,000	38,865
5.40% 03/15/32	22,000	22,853
5.50% 03/15/35	31,000	32,099

See Notes to Schedule of Investments.
Elfun Diversified Fund	15

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
5.75% 03/15/33	$19,000	$20,065
Liberty Mutual Group, Inc.
3.95% 05/15/60 (h)	2,000	1,416
Lockheed Martin Corp.
3.55% 01/15/26	2,000	1,996
3.80% 03/01/45	2,000	1,634
4.50% 05/15/36	2,000	1,955
Lowe's Cos., Inc.
1.30% 04/15/28	3,000	2,805
1.70% 09/15/28 - 10/15/30	47,000	43,276
3.00% 10/15/50	3,000	1,939
3.70% 04/15/46	3,000	2,303
4.05% 05/03/47	3,000	2,415
5.63% 04/15/53	13,000	12,914
LYB International Finance III LLC
3.63% 04/01/51	8,000	5,350
3.80% 10/01/60	2,000	1,288
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05% 01/27/34 (d)	111,000	111,271
Mars, Inc.
4.80% 03/01/30 (h)	18,000	18,341
5.20% 03/01/35 (h)	35,000	35,764
5.70% 05/01/55 (h)	32,000	32,439
Marsh & McLennan Cos., Inc.
2.90% 12/15/51	20,000	12,836
Marvell Technology, Inc.
5.95% 09/15/33	22,000	23,587
Masco Corp.
3.50% 11/15/27	3,000	2,956
McCormick & Co., Inc.
1.85% 02/15/31	3,000	2,627
3.25% 11/15/25	77,000	76,825
McDonald's Corp.
3.60% 07/01/30	13,000	12,689
3.63% 09/01/49	4,000	2,996
4.88% 12/09/45	4,000	3,700
Medtronic Global Holdings SCA
4.50% 03/30/33	47,000	47,021
Medtronic, Inc.
4.63% 03/15/45	2,000	1,837
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	10,000	8,173
Mercedes-Benz Finance North America LLC
5.38% 11/26/25 (h)	150,000	150,162
Merck & Co., Inc.
1.90% 12/10/28	24,000	22,532
2.45% 06/24/50	3,000	1,797
2.75% 12/10/51	6,000	3,779
2.90% 12/10/61	4,000	2,398
4.00% 03/07/49	2,000	1,624
5.00% 05/17/53	4,000	3,756
Meritage Homes Corp.
3.88% 04/15/29 (h)	59,000	57,452
Meta Platforms, Inc.
3.85% 08/15/32	88,000	85,620
4.45% 08/15/52	18,000	15,444
MetLife, Inc.
4.72% 12/15/44	5,000	4,586
Micron Technology, Inc.
3.37% 11/01/41	11,000	8,496
	Principal Amount	Fair Value
3.48% 11/01/51	$23,000	$16,402
5.30% 01/15/31	16,000	16,554
5.65% 11/01/32	26,000	27,267
5.80% 01/15/35	84,000	88,278
Microsoft Corp.
2.40% 08/08/26	15,000	14,824
2.68% 06/01/60	4,000	2,392
2.92% 03/17/52	26,000	17,659
3.45% 08/08/36	2,000	1,827
3.50% 02/12/35	2,000	1,889
Mid-America Apartments LP
2.88% 09/15/51	13,000	8,373
Molson Coors Beverage Co.
4.20% 07/15/46	3,000	2,440
Morgan Stanley
3.63% 01/20/27	3,000	2,990
3.97% 07/22/38 (d)	5,000	4,473
4.35% 09/08/26	50,000	50,091
4.38% 01/22/47	5,000	4,383
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51% 07/20/27 (d)	169,000	165,375
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (d)	90,000	78,217
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (d)	32,000	20,642
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94% 01/21/33 (d)	77,000	70,054
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47% 01/18/35 (d)	13,000	13,538
MPLX LP
2.65% 08/15/30	4,000	3,673
5.20% 12/01/47	2,000	1,790
MSCI, Inc.
5.25% 09/01/35	26,000	26,216
Mylan, Inc.
5.20% 04/15/48	3,000	2,456
Nasdaq, Inc.
5.95% 08/15/53	4,000	4,188
6.10% 06/28/63	5,000	5,275
NetApp, Inc.
5.50% 03/17/32	46,000	47,823
Netflix, Inc.
4.90% 08/15/34	16,000	16,497
5.40% 08/15/54	6,000	6,049
Nevada Power Co.
6.00% 03/15/54	7,000	7,268
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65% 05/01/79 (d)	4,000	4,032
NGPL PipeCo LLC
3.25% 07/15/31 (h)	18,000	16,315
Niagara Mohawk Power Corp.
5.66% 01/17/54 (h)	12,000	11,892
NIKE, Inc.
3.38% 03/27/50	3,000	2,180

See Notes to Schedule of Investments.
16	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
NNN REIT, Inc.
4.00% 11/15/25	$3,000	$2,997
Norfolk Southern Corp.
3.95% 10/01/42	3,000	2,533
Northern Trust Corp.
6.13% 11/02/32	18,000	19,682
Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (h)	20,000	14,250
NOV, Inc.
3.60% 12/01/29	6,000	5,804
Novant Health, Inc.
3.32% 11/01/61	8,000	5,244
Novartis Capital Corp.
2.20% 08/14/30	10,000	9,190
3.00% 11/20/25	2,000	1,996
NRG Energy, Inc.
4.73% 10/15/30 (f)(h)	37,000	36,997
5.41% 10/15/35 (f)(h)	42,000	42,137
Nutrien Ltd.
4.90% 03/27/28 - 06/01/43	48,000	48,628
5.40% 06/21/34	59,000	60,747
NVIDIA Corp.
2.85% 04/01/30	4,000	3,823
3.50% 04/01/50	3,000	2,302
Occidental Petroleum Corp.
6.13% 01/01/31	30,000	31,561
Oklahoma Gas & Electric Co.
3.25% 04/01/30	4,000	3,841
Oncor Electric Delivery Co. LLC
3.80% 09/30/47	2,000	1,564
ONEOK, Inc.
4.35% 03/15/29	3,000	2,998
5.80% 11/01/30	69,000	72,716
6.10% 11/15/32	15,000	16,071
6.63% 09/01/53	18,000	19,140
Oracle Corp.
1.65% 03/25/26	26,000	25,687
2.30% 03/25/28	2,000	1,912
2.65% 07/15/26	3,000	2,965
2.95% 04/01/30	14,000	13,190
3.60% 04/01/50	3,000	2,112
3.95% 03/25/51	2,000	1,488
4.00% 07/15/46 - 11/15/47	5,000	3,877
4.10% 03/25/61	7,000	5,031
5.55% 02/06/53	3,000	2,831
6.15% 11/09/29	16,000	17,063
6.90% 11/09/52	3,000	3,341
Otis Worldwide Corp.
2.57% 02/15/30	14,000	13,037
3.36% 02/15/50	23,000	16,443
Owens Corning
3.88% 06/01/30	34,000	33,232
4.40% 01/30/48	2,000	1,662
5.70% 06/15/34	111,000	116,897
5.95% 06/15/54	6,000	6,188
Pacific Gas & Electric Co.
2.10% 08/01/27	4,000	3,846
2.50% 02/01/31	16,000	14,259
3.00% 06/15/28	12,000	11,567
3.30% 08/01/40	16,000	12,141
3.50% 08/01/50	3,000	2,053
4.30% 03/15/45	12,000	9,591
	Principal Amount	Fair Value
PacifiCorp
2.70% 09/15/30	$5,000	$4,621
2.90% 06/15/52	55,000	33,539
5.80% 01/15/55	12,000	11,768
6.25% 10/15/37	4,000	4,287
Packaging Corp. of America
3.05% 10/01/51	13,000	8,497
Paramount Global
2.90% 01/15/27	2,000	1,959
3.70% 06/01/28	2,000	1,956
Parker-Hannifin Corp.
3.25% 06/14/29	2,000	1,941
4.50% 09/15/29	32,000	32,425
Patterson-UTI Energy, Inc.
7.15% 10/01/33	13,000	13,774
Paychex, Inc.
5.10% 04/15/30	35,000	36,004
5.60% 04/15/35	26,000	27,218
PayPal Holdings, Inc.
2.65% 10/01/26	6,000	5,926
3.25% 06/01/50	3,000	2,106
PepsiCo, Inc.
1.63% 05/01/30	2,000	1,794
2.63% 07/29/29	4,000	3,807
2.75% 10/21/51	21,000	13,450
Pfizer Investment Enterprises Pte. Ltd.
4.75% 05/19/33	132,000	133,366
5.30% 05/19/53	4,000	3,866
5.34% 05/19/63	8,000	7,588
Pfizer, Inc.
2.70% 05/28/50	22,000	13,950
3.90% 03/15/39	3,000	2,654
4.13% 12/15/46	3,000	2,504
4.40% 05/15/44	2,000	1,784
Philip Morris International, Inc.
2.10% 05/01/30	2,000	1,823
3.38% 08/15/29	3,000	2,915
4.13% 03/04/43	2,000	1,710
5.13% 02/15/30	12,000	12,402
5.25% 02/13/34	85,000	87,747
5.63% 11/17/29	16,000	16,847
Phillips 66 Co.
2.15% 12/15/30	39,000	34,819
3.15% 12/15/29	24,000	22,954
3.30% 03/15/52	13,000	8,626
3.75% 03/01/28	3,000	2,971
4.68% 02/15/45	3,000	2,574
Pilgrim's Pride Corp.
6.25% 07/01/33	4,000	4,264
6.88% 05/15/34	19,000	20,966
Pioneer Natural Resources Co.
1.13% 01/15/26	37,000	36,670
2.15% 01/15/31	32,000	28,778
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	5,000	4,828
PPL Capital Funding, Inc.
3.10% 05/15/26	7,000	6,946
Precision Castparts Corp.
4.38% 06/15/45	3,000	2,631
Progressive Corp.
3.00% 03/15/32	18,000	16,615
3.70% 03/15/52	3,000	2,313

See Notes to Schedule of Investments.
Elfun Diversified Fund	17

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Prologis LP
3.05% 03/01/50	$3,000	$2,023
3.25% 06/30/26	2,000	1,987
5.00% 03/15/34	6,000	6,099
5.25% 03/15/54	6,000	5,799
Prudential Financial, Inc.
3.94% 12/07/49	9,000	7,104
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70% 09/15/48 (d)	4,000	4,073
Public Service Co. of Colorado
3.70% 06/15/28	5,000	4,967
Public Storage Operating Co.
5.35% 08/01/53	7,000	6,919
QUALCOMM, Inc.
4.30% 05/20/47	3,000	2,575
4.50% 05/20/52	18,000	15,611
Quest Diagnostics, Inc.
2.95% 06/30/30	2,000	1,884
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30	13,000	11,462
Regions Financial Corp.
1.80% 08/12/28	42,000	39,353
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72% 06/06/30 (d)	114,000	118,779
RenaissanceRe Holdings Ltd.
5.75% 06/05/33	18,000	18,900
Rio Tinto Finance USA Ltd.
2.75% 11/02/51	4,000	2,509
Rio Tinto Finance USA PLC
5.25% 03/14/35	15,000	15,461
5.75% 03/14/55	18,000	18,528
5.88% 03/14/65	18,000	18,757
ROBLOX Corp.
3.88% 05/01/30 (h)	68,000	64,916
Rockwell Automation, Inc.
2.80% 08/15/61	4,000	2,379
4.20% 03/01/49	3,000	2,525
Ross Stores, Inc.
4.70% 04/15/27	2,000	2,007
Royal Caribbean Cruises Ltd.
5.38% 01/15/36 (f)	20,000	20,128
5.63% 09/30/31 (h)	82,000	83,538
Royalty Pharma PLC
1.75% 09/02/27	3,000	2,866
2.20% 09/02/30	2,000	1,795
3.30% 09/02/40	2,000	1,536
5.40% 09/02/34	11,000	11,232
RTX Corp.
1.90% 09/01/31	53,000	46,124
2.82% 09/01/51	44,000	27,873
3.13% 05/04/27	24,000	23,655
3.50% 03/15/27	3,000	2,976
4.15% 05/15/45	3,000	2,529
4.45% 11/16/38	4,000	3,762
6.10% 03/15/34	66,000	72,236
6.40% 03/15/54	17,000	19,014
Ryder System, Inc.
2.90% 12/01/26	27,000	26,590
Salesforce, Inc.
1.95% 07/15/31	17,000	15,099
	Principal Amount	Fair Value
2.70% 07/15/41	$13,000	$9,559
Schlumberger Holdings Corp.
3.90% 05/17/28 (h)	7,000	6,971
5.00% 06/01/34 (h)	63,000	63,617
Sealed Air Corp.
1.57% 10/15/26 (h)	64,000	62,019
Selective Insurance Group, Inc.
5.38% 03/01/49	2,000	1,842
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13% 04/01/52 (d)	29,000	28,323
Shell Finance U.S., Inc.
2.38% 11/07/29	69,000	64,743
3.25% 04/06/50	6,000	4,252
3.75% 09/12/46	4,000	3,180
Shell International Finance BV
3.13% 11/07/49	11,000	7,605
Simon Property Group LP
3.38% 06/15/27	3,000	2,971
Smith & Nephew PLC
5.40% 03/20/34	11,000	11,353
Sonoco Products Co.
4.60% 09/01/29	37,000	37,208
5.00% 09/01/34	32,000	31,661
South Bow USA Infrastructure Holdings LLC
5.58% 10/01/34	61,000	61,331
Southern California Edison Co.
4.00% 04/01/47	17,000	12,833
4.20% 03/01/29	13,000	12,845
5.65% 10/01/28	186,000	191,746
Southern Co.
3.25% 07/01/26	3,000	2,981
3.70% 04/30/30	30,000	29,261
Southwest Airlines Co.
2.63% 02/10/30	13,000	11,991
Southwestern Electric Power Co.
2.75% 10/01/26	3,000	2,958
Spectra Energy Partners LP
3.38% 10/15/26	3,000	2,979
4.50% 03/15/45	2,000	1,716
Starbucks Corp.
4.00% 11/15/28	2,000	1,997
Stryker Corp.
1.95% 06/15/30	17,000	15,368
Sumitomo Mitsui Financial Group, Inc.
6.18% 07/13/43	31,000	33,907
Suncor Energy, Inc.
4.00% 11/15/47	3,000	2,285
Synopsys, Inc.
4.85% 04/01/30	44,000	44,816
5.15% 04/01/35	26,000	26,427
5.70% 04/01/55	26,000	26,238
Sysco Corp.
5.95% 04/01/30	2,000	2,120
6.60% 04/01/50	3,000	3,334
Take-Two Interactive Software, Inc.
3.70% 04/14/27	41,000	40,683
4.00% 04/14/32	3,000	2,885
Tampa Electric Co.
2.40% 03/15/31	18,000	16,316
3.45% 03/15/51	10,000	7,182

See Notes to Schedule of Investments.
18	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
4.35% 05/15/44	$11,000	$9,464
Tanger Properties LP
2.75% 09/01/31	39,000	35,002
Tapestry, Inc.
3.05% 03/15/32	18,000	16,320
4.13% 07/15/27	3,000	2,998
5.10% 03/11/30	61,000	62,426
5.50% 03/11/35	39,000	39,858
Targa Resources Corp.
6.50% 03/30/34	47,000	51,176
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00% 01/15/28	45,000	45,054
Target Corp.
1.95% 01/15/27	4,000	3,905
Texas Instruments, Inc.
3.88% 03/15/39	3,000	2,680
Thermo Fisher Scientific, Inc.
2.80% 10/15/41	7,000	5,170
Time Warner Cable LLC
6.55% 05/01/37	2,000	2,078
T-Mobile USA, Inc.
3.50% 04/15/31	67,000	63,746
3.75% 04/15/27	25,000	24,853
4.50% 04/15/50	6,000	5,050
4.80% 07/15/28	56,000	57,012
5.50% 01/15/55	6,000	5,801
Toronto-Dominion Bank
3.20% 03/10/32	39,000	36,196
4.46% 06/08/32	18,000	17,991
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63% 09/15/31 (d)	20,000	19,836
TotalEnergies Capital International SA
2.83% 01/10/30	75,000	71,534
Tractor Supply Co.
5.25% 05/15/33	12,000	12,373
Trane Technologies Financing Ltd.
3.80% 03/21/29	3,000	2,968
TransCanada PipeLines Ltd.
4.25% 05/15/28	14,000	14,006
4.88% 01/15/26	4,000	4,001
Transcontinental Gas Pipe Line Co. LLC
4.00% 03/15/28	3,000	2,991
Travelers Cos., Inc.
2.55% 04/27/50	23,000	14,146
Truist Financial Corp. (6.67% fixed rate until 03/01/26; 3.00% + 5 yr. CMT thereafter)
6.67% 03/01/26 (d)	43,000	43,245
TWDC Enterprises 18 Corp.
4.13% 06/01/44	2,000	1,704
Tyson Foods, Inc.
5.40% 03/15/29	12,000	12,410
5.70% 03/15/34	16,000	16,861
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97% 07/22/33 (d)	36,000	36,166
	Principal Amount	Fair Value
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68% 01/23/35 (d)	$18,000	$18,956
Uber Technologies, Inc.
4.15% 01/15/31	35,000	34,683
4.80% 09/15/35	30,000	29,710
UDR, Inc.
2.10% 08/01/32	23,000	19,621
3.00% 08/15/31	3,000	2,770
Union Pacific Corp.
3.55% 05/20/61	10,000	6,900
3.60% 09/15/37	3,000	2,660
3.80% 04/06/71	5,000	3,527
4.10% 09/15/67	4,000	3,044
United Parcel Service, Inc.
5.50% 05/22/54	11,000	10,868
UnitedHealth Group, Inc.
2.00% 05/15/30	103,000	93,328
4.20% 05/15/32	16,000	15,764
4.45% 12/15/48	3,000	2,548
4.75% 07/15/45 - 05/15/52	45,000	39,721
5.05% 04/15/53	8,000	7,332
5.20% 04/15/63	17,000	15,564
6.05% 02/15/63	2,000	2,090
Utah Acquisition Sub, Inc.
3.95% 06/15/26	47,000	46,787
Vale Overseas Ltd.
6.13% 06/12/33	33,000	35,204
6.40% 06/28/54	18,000	18,508
Ventas Realty LP
3.25% 10/15/26	9,000	8,905
5.63% 07/01/34	13,000	13,541
Verisk Analytics, Inc.
5.25% 06/05/34	32,000	32,982
Verizon Communications, Inc.
2.36% 03/15/32	75,000	65,775
2.55% 03/21/31	12,000	10,910
3.40% 03/22/41	7,000	5,530
3.55% 03/22/51	4,000	2,926
3.70% 03/22/61	6,000	4,227
4.40% 11/01/34	41,000	39,511
4.86% 08/21/46	8,000	7,275
5.40% 07/02/37 (h)	25,000	25,398
Viatris, Inc.
4.00% 06/22/50	4,000	2,729
Virginia Electric & Power Co.
4.00% 11/15/46	5,000	4,025
Vistra Operations Co. LLC
6.00% 04/15/34 (h)	16,000	16,864
Vontier Corp.
2.40% 04/01/28	19,000	18,091
2.95% 04/01/31	18,000	16,443
Vornado Realty LP
2.15% 06/01/26	287,000	281,975
Vulcan Materials Co.
3.90% 04/01/27	2,000	1,995
Walmart, Inc.
1.80% 09/22/31	44,000	38,812
2.50% 09/22/41	5,000	3,614
2.65% 09/22/51	2,000	1,276
Walt Disney Co.
2.65% 01/13/31	15,000	13,951
3.38% 11/15/26	2,000	1,988
3.60% 01/13/51	3,000	2,270

See Notes to Schedule of Investments.
Elfun Diversified Fund	19

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
4.75% 11/15/46	$2,000	$1,832
6.65% 11/15/37	4,000	4,621
Warnermedia Holdings, Inc.
3.76% 03/15/27	83,000	81,777
4.28% 03/15/32	45,000	41,256
5.05% 03/15/42	13,000	10,372
Wells Fargo & Co.
4.15% 01/24/29	15,000	14,992
4.75% 12/07/46	13,000	11,540
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (d)	14,000	13,609
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (d)	18,000	13,971
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20% 06/17/27 (d)	165,000	163,857
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24% 01/24/31 (d)	28,000	28,967
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50% 01/23/35 (d)	21,000	21,899
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49% 10/23/34 (d)	47,000	52,240
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11% 07/24/34 (d)	3,000	2,937
Williams Cos., Inc.
3.75% 06/15/27	2,000	1,987
4.85% 03/01/48	3,000	2,664
4.90% 01/15/45	6,000	5,418
5.30% 08/15/52	5,000	4,691
5.40% 03/04/44	3,000	2,917
Willis North America, Inc.
3.88% 09/15/49	4,000	3,035
Workday, Inc.
3.50% 04/01/27	15,000	14,870
3.70% 04/01/29	30,000	29,551
Zoetis, Inc.
3.90% 08/20/28	3,000	2,993
5.60% 11/16/32	32,000	34,023
Total Corporate Notes (Cost $16,679,299)		16,485,625
Non-Agency Collateralized Mortgage Obligations - 2.0%
A&D Mortgage Trust
5.23% 10/25/70 (h)(i)	252,678	252,910
Bank
3.18% 09/15/60	605,304	592,671
4.41% 11/15/61 (d)	320,000	321,123
Cantor Commercial Real Estate Lending
3.01% 01/15/53	139,000	130,869
CD Mortgage Trust
2.91% 08/15/57	246,000	228,628
	Principal Amount	Fair Value
Citigroup Commercial Mortgage Trust
3.72% 12/10/49 (d)	$119,583	$116,888
4.03% 12/10/49 (d)	78,331	75,005
COMM Mortgage Trust
3.92% 10/15/45 (h)	94,569	88,743
Cross Mortgage Trust
4.93% 09/25/70 (d)(h)	359,144	357,652
GS Mortgage Securities Trust
2.75% 09/10/52	419,000	395,638
3.05% 11/10/52	493,000	466,443
3.67% 03/10/50	240,062	237,224
4.14% 03/10/51 (d)	73,000	70,262
4.43% 11/10/48 (d)	117,000	100,482
JPMBB Commercial Mortgage Securities Trust
4.84% 11/15/48 (d)	71,000	35,342
MASTR Alternative Loan Trust
5.00% 08/25/18 (e)(j)	227	1
OBX Trust
5.06% 09/25/65 (d)(h)	158,700	158,857
Verus Securitization Trust
4.87% 09/25/70 (d)(h)	154,621	154,287
Total Non-Agency Collateralized Mortgage Obligations (Cost $4,130,014)		3,783,025
Municipal Bonds and Notes - 0.0%*
State of California, CA
4.60% 04/01/38 (c)(k)	50,000	50,991
Total Municipal Bonds and Notes (Cost $50,768)		50,991
Total Bonds and Notes (Cost $56,680,001)		55,631,222

	Number of Shares
Exchange Traded & Mutual Funds - 21.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio (c) (Cost $29,692,210)	285,521	41,491,863
Total Investments in Securities (Cost $131,655,253)		181,866,460
Short-Term Investments - 10.9%
Dreyfus Treasury & Agency Cash Management Institutional Shares 4.00% (c)	3,246,864	3,246,864
State Street Institutional Treasury Money Market Fund - Premier Class 4.06% (c)(l)(m)	6,986,904	6,986,904
State Street Institutional Treasury Plus Money Market Fund - Premier Class 4.07% (c)(l)(m)	3,246,866	3,246,866

See Notes to Schedule of Investments.
20	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Fair Value
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.13% (c)(l)(m)	7,500,503	$7,500,503
Total Short-Term Investments (Cost $20,981,137)		20,981,137
Total Investments (Cost $152,636,390)		202,847,597
Liabilities in Excess of Other Assets, net - (5.9)%		(11,325,190)
NET ASSETS - 100.0%		$191,522,407

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$5,550	1.00%/ Quarterly	06/20/30	$(125,529)	$(90,551)	$(34,978)

The Fund had the following long futures contracts open at September 30, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	December 2025	1	$119,814	$120,062	$248
U.S. Long Bond Futures	December 2025	8	914,015	932,750	18,735
S&P 500 E-mini Index Futures	December 2025	2	664,732	673,875	9,143
5 Yr. U.S. Treasury Notes Futures	December 2025	150	16,357,277	16,379,297	22,020
10 Yr. U.S. Treasury Notes Futures	December 2025	2	225,066	225,000	(66)
					$50,080

The Fund had the following short futures contracts open at September 30, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures	December 2025	8	$(912,235)	$(920,625)	$(8,390)
2 Yr. U.S. Treasury Notes Futures	December 2025	12	(2,499,805)	(2,500,781)	(976)
					$(9,366)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's sub-administrator, custodian and accounting agent.
See Notes to Schedule of Investments.
Elfun Diversified Fund	21

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)

(c)	At September 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to $3,008,247 or 1.57% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(i)	Step coupon bond.
(j)	Security is in default.
(k)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(l)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(m)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2025.
*	Less than 0.05%.

Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
See Notes to Schedule of Investments.
22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$84,309,083	$—	$—	$84,309,083
Foreign Equity	434,292	—	—	434,292
U.S. Treasuries	—	19,432,857	—	19,432,857
Agency Mortgage Backed	—	15,327,291	—	15,327,291
Agency Collateralized Mortgage Obligations	—	329,570	—	329,570
Asset Backed	—	221,863	—	221,863
Corporate Notes	—	16,485,625	—	16,485,625
Non-Agency Collateralized Mortgage Obligations	—	3,783,025	—	3,783,025
Municipal Bonds and Notes	—	50,991	—	50,991
Exchange Traded & Mutual Funds	41,491,863	—	—	41,491,863
Short-Term Investments	20,981,137	—	—	20,981,137
Total Investments in Securities	$147,216,375	$55,631,222	$—	$202,847,597
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(34,978)	—	(34,978)
Long Futures Contracts - Unrealized Appreciation	50,146	—	—	50,146
Long Futures Contracts - Unrealized Depreciation	(66)	—	—	(66)
Short Futures Contracts - Unrealized Depreciation	(9,366)	—	—	(9,366)
Total Other Financial Instruments	$40,714	$(34,978)	$—	$5,736
The Fund was invested in the following countries/territories at September 30, 2025 :
Country/Territory	Percentage (based on Fair Value)
United States	98.74%
United Kingdom	0.33%
Canada	0.24%
Australia	0.15%
Germany	0.15%
Ireland	0.11%
Luxembourg	0.06%
Switzerland	0.05%
Netherlands	0.04%
France	0.04%
Brazil	0.03%
Belgium	0.02%
Japan	0.02%
Jersey, Channel Islands	0.01%
Bermuda	0.01%
100.00%
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2025 (Unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	20.46%	0.00%	20.46%
Semiconductors	5.35%	0.04%	5.39%
Systems Software	3.54%	0.00%	3.54%
Interactive Media & Services	3.04%	0.00%	3.04%
Technology Hardware, Storage & Peripherals	2.94%	0.00%	2.94%
Broadline Retail	1.59%	0.00%	1.59%
Diversified Banks	1.37%	0.00%	1.37%
Application Software	1.22%	0.00%	1.22%
Pharmaceuticals	1.15%	0.00%	1.15%
Automobile Manufacturers	0.99%	0.00%	0.99%
Transaction & Payment Processing Services	0.96%	0.00%	0.96%
Aerospace & Defense	0.93%	0.00%	0.93%
Healthcare Equipment	0.83%	0.00%	0.83%
Consumer Staples Merchandise Retail	0.69%	0.00%	0.69%
Multi-Sector Holdings	0.67%	0.00%	0.67%
Biotechnology	0.66%	0.00%	0.66%
See Notes to Schedule of Investments.
Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Industry	Domestic	Foreign	Total
Electric Utilities	0.63%	0.00%	0.63%
Integrated Oil & Gas	0.59%	0.00%	0.59%
Movies & Entertainment	0.59%	0.00%	0.59%
Investment Banking & Brokerage	0.56%	0.00%	0.56%
Financial Exchanges & Data	0.45%	0.00%	0.45%
Asset Management & Custody Banks	0.44%	0.00%	0.44%
Property & Casualty Insurance	0.41%	0.00%	0.41%
Restaurants	0.40%	0.00%	0.40%
Home Improvement Retail	0.40%	0.00%	0.40%
Soft Drinks & Non-alcoholic Beverages	0.39%	0.00%	0.39%
Communications Equipment	0.38%	0.00%	0.38%
Household Products	0.37%	0.00%	0.37%
Semiconductor Materials & Equipment	0.36%	0.00%	0.36%
Hotels, Resorts & Cruise Lines	0.36%	0.00%	0.36%
IT Consulting & Other Services	0.24%	0.11%	0.35%
Life Sciences Tools & Services	0.34%	0.00%	0.34%
Managed Healthcare	0.33%	0.00%	0.33%
Integrated Telecommunication Services	0.28%	0.00%	0.28%
Industrial Machinery & Supplies & Components	0.28%	0.00%	0.28%
Construction Machinery & Heavy Transportation Equipment	0.27%	0.00%	0.27%
Tobacco	0.27%	0.00%	0.27%
Multi-Utilities	0.26%	0.00%	0.26%
Electrical Components & Equipment	0.25%	0.00%	0.25%
Consumer Finance	0.25%	0.00%	0.25%
Oil & Gas Exploration & Production	0.24%	0.00%	0.24%
Insurance Brokers	0.23%	0.00%	0.23%
Building Products	0.21%	0.00%	0.21%
Industrial Gases	0.21%	0.00%	0.21%
Rail Transportation	0.20%	0.00%	0.20%
Packaged Foods & Meats	0.19%	0.00%	0.19%
Specialty Chemicals	0.17%	0.00%	0.17%
Electronic Components	0.16%	0.00%	0.16%
Healthcare Services	0.16%	0.00%	0.16%
Industrial Conglomerates	0.16%	0.00%	0.16%
Oil & Gas Storage & Transportation	0.16%	0.00%	0.16%
Healthcare Distributors	0.15%	0.00%	0.15%
Apparel Retail	0.15%	0.00%	0.15%
Passenger Ground Transportation	0.15%	0.00%	0.15%
See Notes to Schedule of Investments.
24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Industry	Domestic	Foreign	Total
Human Resource & Employment Services	0.13%	0.00%	0.13%
Environmental & Facilities Services	0.13%	0.00%	0.13%
Health Care REITs	0.13%	0.00%	0.13%
Automotive Retail	0.13%	0.00%	0.13%
Life & Health Insurance	0.12%	0.00%	0.12%
Regional Banks	0.12%	0.00%	0.12%
Oil & Gas Refining & Marketing	0.12%	0.00%	0.12%
Trading Companies & Distributors	0.12%	0.00%	0.12%
Heavy Electrical Equipment	0.12%	0.00%	0.12%
Telecom Tower REITs	0.11%	0.00%	0.11%
Air Freight & Logistics	0.11%	0.00%	0.11%
Retail REITs	0.11%	0.00%	0.11%
Data Center REITs	0.10%	0.00%	0.10%
Cable & Satellite	0.10%	0.00%	0.10%
Oil & Gas Equipment & Services	0.09%	0.00%	0.09%
Home Building	0.09%	0.00%	0.09%
Multi-Family Residential REITs	0.08%	0.00%	0.08%
Diversified Support Services	0.08%	0.00%	0.08%
Agricultural & Farm Machinery	0.08%	0.00%	0.08%
Research & Consulting Services	0.08%	0.00%	0.08%
Wireless Telecommunication Services	0.08%	0.00%	0.08%
Industrial REITs	0.08%	0.00%	0.08%
Paper & Plastic Packaging Products & Materials	0.07%	0.00%	0.07%
Interactive Home Entertainment	0.07%	0.00%	0.07%
Electronic Manufacturing Services	0.02%	0.05%	0.07%
Electronic Equipment & Instruments	0.07%	0.00%	0.07%
Gold	0.07%	0.00%	0.07%
Footwear	0.07%	0.00%	0.07%
Real Estate Services	0.06%	0.00%	0.06%
Passenger Airlines	0.06%	0.00%	0.06%
Construction & Engineering	0.06%	0.00%	0.06%
Self Storage REITs	0.06%	0.00%	0.06%
Healthcare Facilities	0.06%	0.00%	0.06%
Construction Materials	0.06%	0.00%	0.06%
Independent Power Producers & Energy Traders	0.05%	0.00%	0.05%
Fertilizers & Agricultural Chemicals	0.05%	0.00%	0.05%
Other Specialized REITs	0.05%	0.00%	0.05%
Diversified Financial Services	0.05%	0.00%	0.05%
Copper	0.04%	0.00%	0.04%
Personal Care Products	0.04%	0.00%	0.04%
See Notes to Schedule of Investments.
Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Industry	Domestic	Foreign	Total
Steel	0.04%	0.00%	0.04%
Internet Services & Infrastructure	0.04%	0.00%	0.04%
Advertising	0.04%	0.00%	0.04%
Apparel, Accessories & Luxury Goods	0.04%	0.00%	0.04%
Other Specialty Retail	0.04%	0.00%	0.04%
Agricultural Products & Services	0.03%	0.00%	0.03%
Food Distributors	0.03%	0.00%	0.03%
Cargo Ground Transportation	0.03%	0.00%	0.03%
Food Retail	0.03%	0.00%	0.03%
Distributors	0.03%	0.00%	0.03%
Consumer Electronics	0.03%	0.00%	0.03%
Healthcare Supplies	0.02%	0.00%	0.02%
Water Utilities	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Distillers & Vintners	0.02%	0.00%	0.02%
Technology Distributors	0.02%	0.00%	0.02%
Commodity Chemicals	0.02%	0.00%	0.02%
Data Processing & Outsourced Services	0.02%	0.00%	0.02%
Casinos & Gaming	0.02%	0.00%	0.02%
Home Furnishing Retail	0.02%	0.00%	0.02%
Broadcasting	0.02%	0.00%	0.02%
Office REITs	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Timber REITs	0.01%	0.00%	0.01%
Reinsurance	0.01%	0.00%	0.01%
Metal, Glass & Plastic Containers	0.01%	0.00%	0.01%
Computer & Electronics Retail	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Single-Family Residential REITs	0.01%	0.00%	0.01%
Automotive Parts & Equipment	0.00%	0.01%	0.01%
Brewers	0.00%	0.00%	0.00%***
Home Furnishings	0.00%	0.00%	0.00%***
			62.23%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	9.58%
Corporate Notes	8.13%
Agency Mortgage Backed	7.56%
Non-Agency Collateralized Mortgage Obligations	1.86%
Agency Collateralized Mortgage Obligations	0.16%
Asset Backed	0.11%
Municipal Bonds and Notes	0.03%
27.43%

See Notes to Schedule of Investments.
26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Short-Term Investment	Percentage (based on Fair Value)
Short-Term Investments	10.34%
10.34%
100.00%

***	Less than 0.005%.

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	427	$41,910	$11,973	$9,897	$2,207	$4,735	439	$50,928	$897
State Street Global All Cap Equity ex-U.S. Index Portfolio	340,991	39,132,093	9,270,000	17,000,000	2,752,767	7,337,003	285,521	41,491,863	—
State Street Institutional Treasury Money Market Fund - Premier Class	5,986,770	5,986,770	9,099,235	8,099,100	—	—	6,986,905	6,986,905	242,486
State Street Institutional Treasury Plus Money Market Fund - Premier Class	5,751,543	5,751,543	3,615,851	6,120,528	—	—	3,246,866	3,246,866	85,266
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,332,949	6,332,949	13,272,069	12,104,515	—	—	7,500,503	7,500,503	260,336
TOTAL		$57,245,265	$35,269,128	$43,334,040	$2,754,974	$7,341,738		$59,277,065	$588,985
See Notes to Schedule of Investments.
Elfun Diversified Fund	27

Elfun Diversified Fund
Notes to Schedule of Investments
September 30, 2025 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2025 is disclosed in the Fund’s Schedule of Investments.
28

Elfun Diversified Fund
Notes to Schedule of Investments
September 30, 2025 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2025, the Fund entered into futures contracts for the management of interest rate risk and for the equitization of cash.
Credit Default Swaps
During the period ended  September 30, 2025, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such
29

Elfun Diversified Fund
Notes to Schedule of Investments
September 30, 2025 (Unaudited)

transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended September 30, 2025, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
30